Federated Capital Appreciation Fund II

Federated Capital Appreciation Fund II

A Portfolio of Federated Insurance Series

Primary Shares

SUPPLEMENT TO statutory and summary PROSPECTUSES DATED april 30, 2011

The Federated Capital Appreciation Fund II ("Fund") is entering into Agreements and Plans of Reorganization (each an "Agreement") pursuant to which the Fund would acquire substantially all of the assets of Value Growth Portfolio and Blue Chip Portfolio, each a portfolio of EquiTrust Variable Insurance Series Fund, in exchange for Primary Shares of the Fund, which will be distributed pro rata by Value Growth Portfolio and Blue Chip Portfolio, respectively, to their respective holders of their Initial Class and Service Class Shares (the shareholders of the Value Growth Portfolio and Blue Chip Portfolio each being "Acquired Fund Shareholders") in complete liquidation and termination of Value Growth Portfolio and Blue Chip Portfolio, respectively. Each Agreement is subject to the approval of the respective Acquired Fund Shareholders at a special meeting of shareholders currently scheduled for July 14, 2011. If either Agreement, and related reorganization transaction, is approved by the respective Acquired Fund Shareholders, the May 1, 2012, date in the definition of "Termination Date" in the footnote to the Table in the section entitled ""Risk/Return Summary: Fees and Expenses" shall be deemed changed to June 1, 2012, with respect to the Primary Shares of the Fund."

May 16, 2011